UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   December 16, 2017 to January 18, 2018

Commission File Number of issuing entity:  333-206677-03

Central Index Key Number of issuing entity:  0001662784

Wells Fargo Commercial Mortgage Trust 2016-NXS5
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-206677

Central Index Key Number of depositor:  0000850779

Wells Fargo Commercial Mortgage Securities, Inc.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000740906

Wells Fargo Bank, National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001542256

Natixis Real Estate Capital LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001624053

Argentic Real Estate Finance LLC (formerly known as Silverpeak Real Estate Finance LLC)
(Exact name of sponsor as specified in its charter)

Anthony J. Sfarra (212) 214-5600
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3984697
38-3984698
38-7145076
(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884-2000
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-3			X
A-4			X
A-5			X
A-6			X
A-SB			X
A-S			X
X-A			X
X-B			X
B			X
C			X
D			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On January 18, 2018 a distribution was made to holders of the certificates issued by Wells Fargo Commercial Mortgage Trust 2016-NXS5.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

No assets securitized by Wells Fargo Commercial Mortgage Securities, Inc. (the "Depositor") and held by Wells Fargo Commercial Mortgage Trust 2016-NXS5 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from December 16, 2017 to January 18, 2018.

The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Securities Exchange Act of 1934 (a "Rule 15Ga-1 Form ABS-15G") on November 14, 2017. The CIK number for the Depositor is 0000850779.

Wells Fargo Bank, National Association ("Wells Fargo"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on November 14, 2017. The Central Index Key number for Wells Fargo is 0000740906.

Natixis Real Estate Capital LLC ("NREC"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on October 18, 2017. The Central Index Key number for NREC is 0001542256.

Argentic Real Estate Finance LLC (formerly known as Silverpeak Real Estate Finance LLC) ("Argentic"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on January 17, 2017. The Central Index Key number for Argentic is 0001624053.

Part II - OTHER INFORMATION

Item 7. Change in Sponsor Interest in the Securities.

None

Item 9. Other Information.

Wells Fargo Bank, N.A., in its capacity as Master Servicer for Wells Fargo Commercial Mortgage Trust 2016-NXS5, affirms the following amounts in the respective accounts:

Collection Account Beginning and Ending Balance
Prior Distribution Date	12/15/2017	$0.00
Current Distribution Date	01/18/2018	$0.00

*REO Account Beginning and Ending Balance
Prior Distribution Date	12/15/2017	$0.00
Current Distribution Date	01/18/2018	$0.00
*As provided by Special Servicer

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for Wells Fargo Commercial Mortgage Trust 2016-NXS5, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date	12/15/2017	$4,765.51
Current Distribution Date	01/18/2018	$122,142.47

Interest Reserve Account Balance
Prior Distribution Date	12/15/2017	$0.00
Current Distribution Date	01/18/2018	$117,214.16

Gain-on-Sale Reserve Account Balance
Prior Distribution Date	12/15/2017	$0.00
Current Distribution Date	01/18/2018	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by Wells Fargo Commercial Mortgage Trust 2016-NXS5, relating to the January 18, 2018 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Wells Fargo Commercial Mortgage Securities, Inc.
(Depositor)

/s/ Anthony Sfarra
Anthony Sfarra,

Date: February 2, 2018

EXHIBIT INDEX

Exhibit Number	Description
EX 99.1	Monthly report distributed to holders of the certificates issued by Wells Fargo Commercial Mortgage Trust 2016-NXS5, relating to the January 18, 2018 distribution.